DEBT - Fair Value of Convertible Notes (Details)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 06, 2022 $ / shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liability	$ (593,621)			$ (1,857,460)	$ 20,756	$ (3,234,586)	$ 190,911
Measurement Input, Asset Price [Member] | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares	1.04			1.04		5.56		8.69
Measurement Input, Asset Price [Member] | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input | $ / shares	1.04			1.04		5.56		8.69
Measurement Input, Risky Yield [Member] | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.2670			0.2670		0.3180		0.3080
Measurement Input, Risky Yield [Member] | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.3610			0.3610		0.4120		0.4020
Expected Volatility | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.60			0.60		0.45		0.40
Expected Volatility | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.60			0.60		0.45		0.40
Risk-Free Interest rate | Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.0499			0.0499		0.0423		0.0407
Risk-Free Interest rate | Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Measurement Input	0.0491			0.0491		0.0419		0.0401
Senior Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible notes, beginning balance	$ 12,928,404	$ 14,478,000	$ 13,651,000	$ 13,651,000
Fair value of convertible notes on issuance	1,142,781					$ 14,536,000
Change in fair value of convertible notes	(784,780)	(1,549,596)	827,000			(885,000)
Convertible notes, ending balance	13,286,405	12,928,404	14,478,000	13,286,405		13,651,000
Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible notes, beginning balance	15,225,000	12,079,380	10,355,681	10,355,681
Fair value of convertible notes on issuance	6,318,711					10,223,000
Change in fair value of convertible notes	(2,914,956)	2,352,026	1,000,000			(69,000)
Convertible notes, ending balance	$ 18,720,000	$ 15,225,000	$ 12,079,380	$ 18,720,000		10,355,681
Senior and Subordinated Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest accrued						311,919
Issuance costs						83,000
Change in fair value of warrant liability						$ 5,845